Schedule of Share-based Compensation, Stock Options, Activity (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Share-based Compensation, Stock Options, Activity

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options Outstanding - January 1, 2014	5,000,000	$0.25	2.0 years	$0.10
Granted / Vested	574,000	0.25	10.0 years	0.10
Exercised	-
Forfeited/expired/cancelled	-

Options Outstanding – December 31, 2015	5,574,000	$0.25	2.8 year	$0.10

Outstanding Exercisable – January 1, 2014	5,000,000	$0.25	2.0 years	$0.10
Outstanding Exercisable – December 31, 2015	5,574,000	$0.25	2.8 years	$0.10